Schedule of Convertible Promissory Notes Payable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 1		12.00%
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 2		$ 500,000
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 3		500,000
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 4		12.00%
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 5		275,000
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 6		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 7		128,704
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 8		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 9		124,444
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 10		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 11		8.00%
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 12		91,688
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 13		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 14		8.00%
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 15		84,085
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 16		0
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 17		(179,957)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 18		(16,050)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 19		1,023,964
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 20		483,950
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 21		(1,022,294)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 22		(483,950)
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 23		1,670
Convertible Promissory Notes Schedule Of Convertible Promissory Notes Payable 24		0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 1	6.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 2	7,365,819
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 3	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 4	12.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 5	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 6	500,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 7	12.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 8	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 9	275,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 10	6.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 11	600,000
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 12	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 13	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 14	128,704
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 15	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 16	124,444
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 17	8.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 18	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 19	91,688
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 20	8.00%
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 21	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 22	84,085
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 23	(7,309,311)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 24	(179,957)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 25	656,508
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 26	1,023,964
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 27	0
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 28	(1,022,294)
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 29	656,508
Convertible Promissory Notes Payable Schedule Of Convertible Promissory Notes Payable 30	$ 1,670